Basis of Presentation and General Information (Details)		12 Months Ended
	Aug. 01, 2025 shares	Dec. 31, 2025 Vessel t shares
Basis of Presentation and General Information [Abstract]
Number of vessels owned | Vessel		2
Country of incorporation		1T
Roman Empire Inc. [Member]
Basis of Presentation and General Information [Abstract]
Ownership interest in subsidiaries		100.00%
Date of incorporation		2020-02
Country of incorporation		1T
Vessel		Eco West Coast
Delivery date		2021-03
Athenean Empire Inc. [Member]
Basis of Presentation and General Information [Abstract]
Ownership interest in subsidiaries		100.00%
Date of incorporation		2020-02
Country of incorporation		1T
Vessel		Eco Malibu
Delivery date		2021-05
Common Stock [Member]
Basis of Presentation and General Information [Abstract]
Issuance of capital stock on Spin-off distribution (in shares) | shares	13,065	13,065 [1]
Preferred Stock [Member] | Series D Preferred Shares [Member]
Basis of Presentation and General Information [Abstract]
Issuance of Series D preferred shares on Spin-off distribution (in shares) | shares	100,000	100,000
M/T Eco West Coast [Member]
Basis of Presentation and General Information [Abstract]
Vessel capacity | t		157,000
M/T Eco Malibu [Member]
Basis of Presentation and General Information [Abstract]
Vessel capacity | t		157,000

[1]	Adjusted to reflect the reverse stock splits effected in December 2025 and February 2026 (see Note 9)